Cash, Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash
Cash, cash equivalents and restricted cash comprise the following:

(in thousands of $)	June 30,	December 31,
	2020	2019
Cash and cash equivalents	115,922	129,005
Restricted cash	71	93
Cash, cash equivalents and restricted cash	115,993	129,098